Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Total lease commitment	¥ 839,429	¥ 905,195
Less: Imputed interest	(90,554)	(102,025)
Total operating lease liabilities	¥ 748,875	¥ 803,170